UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08071

Lazard Retirement Series, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2017

Item 1. Schedule of Investments.

Lazard Retirement Series, Inc. Portfolios of Investments September 30, 2017 (unaudited)

Description	Shares	Fair Value
Lazard Retirement US Strategic Equity Portfolio
Common Stocks | 98.4%
Aerospace & Defense | 2.1%
United Technologies Corp.	1,720	$199,658
Air Freight & Logistics | 3.1%
United Parcel Service, Inc., Class B	2,435	292,419
Auto Components | 1.1%
Delphi Automotive PLC	1,030	101,352
Banks | 6.6%
Citigroup, Inc.	4,540	330,239
Citizens Financial Group, Inc.	3,025	114,557
SunTrust Banks, Inc.	2,900	173,333
		618,129
Beverages | 7.1%
Molson Coors Brewing Co., Class B	3,190	260,431
The Coca-Cola Co.	8,875	399,464
		659,895
Biotechnology | 1.9%
Biogen, Inc. (a)	325	101,764
Celgene Corp. (a)	535	78,014
		179,778
Building Products | 0.9%
Johnson Controls International PLC	2,150	86,623
Capital Markets | 4.2%
Intercontinental Exchange, Inc.	3,245	222,931
Morgan Stanley	3,400	163,778
		386,709
Chemicals | 1.4%
Agrium, Inc.	480	51,461
PPG Industries, Inc.	700	76,062
		127,523
Commercial Services & Supplies | 0.5%
Copart, Inc. (a)	1,445	49,665
Communications Equipment | 6.8%
Cisco Systems, Inc.	10,205	343,194
Motorola Solutions, Inc.	2,640	224,057
Palo Alto Networks, Inc. (a)	450	64,845
		632,096
Containers & Packaging | 2.1%
Crown Holdings, Inc. (a)	3,205	191,403
Diversified Telecommunication Services | 2.6%
AT&T, Inc.	6,145	240,700
Electrical Equipment | 1.8%
Eaton Corp. PLC	2,225	170,858
Description	Shares	Fair Value
Energy Equipment & Services | 1.6%
Schlumberger, Ltd.	2,195	$153,123
Equity Real Estate Investment Trusts (REITs) | 1.4%
Prologis, Inc.	2,055	130,410
Food & Staples Retailing | 0.2%
Walgreens Boots Alliance, Inc.	290	22,394
Food Products | 1.9%
Kellogg Co.	2,865	178,690
Health Care Equipment & Supplies | 3.9%
Medtronic PLC	3,780	293,971
Stryker Corp.	510	72,430
		366,401
Health Care Providers & Services | 0.9%
Humana, Inc.	330	80,398
Hotels, Restaurants & Leisure | 2.0%
McDonald’s Corp.	1,185	185,666
Industrial Conglomerates | 1.9%
General Electric Co.	3,175	76,772
Honeywell International, Inc.	730	103,470
		180,242
Insurance | 1.4%
Aon PLC	905	132,220
Internet Software & Services | 8.0%
Alphabet, Inc., Class A (a)	461	448,885
Alphabet, Inc., Class C (a)	43	41,242
eBay, Inc. (a)	6,620	254,605
		744,732
IT Services | 5.5%
CoreLogic, Inc. (a)	1,150	53,153
DXC Technology Co.	1,440	123,667
Vantiv, Inc., Class A (a)	1,425	100,420
Visa, Inc., Class A	2,230	234,685
		511,925
Machinery | 1.0%
Deere & Co.	690	86,657
Wabtec Corp.	60	4,545
		91,202
Marine | 0.5%
Kirby Corp. (a)	645	42,538
Media | 1.2%
The Madison Square Garden Co., Class A (a)	505	108,120
Metals & Mining | 0.5%
Steel Dynamics, Inc.	1,300	44,811

Description	Shares	Fair Value
Lazard Retirement US Strategic Equity Portfolio (concluded)
Multiline Retail | 0.5%
Dollar Tree, Inc. (a)	560	$48,619
Oil, Gas & Consumable Fuels | 3.9%
Cimarex Energy Co.	455	51,720
ConocoPhillips	2,200	110,110
EOG Resources, Inc.	1,150	111,251
Pioneer Natural Resources Co.	605	89,262
		362,343
Pharmaceuticals | 6.0%
Allergan PLC	380	77,881
Pfizer, Inc.	9,475	338,257
Zoetis, Inc.	2,213	141,101
		557,239
Semiconductors & Semiconductor Equipment | 3.6%
Applied Materials, Inc.	1,485	77,354
Cypress Semiconductor Corp.	5,095	76,527
Skyworks Solutions, Inc.	1,820	185,458
		339,339
Software | 3.3%
Microsoft Corp.	4,155	309,506
Specialty Retail | 2.7%
AutoZone, Inc. (a)	210	124,973
Lowe’s Cos., Inc.	1,575	125,906
		250,879
Technology Hardware, Storage & Peripherals | 2.5%
Apple, Inc.	1,509	232,567
Textiles, Apparel & Luxury Goods | 1.8%
Carter’s, Inc.	965	95,294
Lululemon Athletica, Inc. (a)	1,190	74,077
		169,371
Total Common Stocks (Cost $7,858,144)		9,179,543
Short-Term Investments | 1.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92% (7 day yield) (Cost $109,847)	109,847	109,847
Total Investments | 99.6% (Cost $7,967,991)		$9,289,390
Cash and Other Assets in Excess of Liabilities | 0.4%		35,827
Net Assets | 100.0%		$9,325,217

Description	Shares	Fair Value
Lazard Retirement US Small-Mid Cap Equity Portfolio
Common Stocks | 98.2%
Air Freight & Logistics | 1.2%
Echo Global Logistics, Inc. (a)	40,880	$770,588
Airlines | 1.6%
Alaska Air Group, Inc.	13,550	1,033,458
Auto Components | 1.6%
Fox Factory Holding Corp. (a)	2,520	108,612
Modine Manufacturing Co. (a)	50,180	965,965
		1,074,577
Banks | 10.2%
Bank of the Ozarks, Inc.	13,900	667,895
BankUnited, Inc.	13,810	491,222
Comerica, Inc.	13,025	993,286
Commerce Bancshares, Inc.	20,675	1,194,395
FCB Financial Holdings, Inc., Class A (a)	22,550	1,089,165
Home Bancshares, Inc.	40,215	1,014,222
PacWest Bancorp	23,890	1,206,684
		6,656,869
Biotechnology | 1.3%
Cellectis SA ADR (a)	17,260	491,047
Eagle Pharmaceuticals, Inc. (a)	6,300	375,732
		866,779
Building Products | 2.0%
Owens Corning	7,735	598,302
PGT Innovations, Inc. (a)	45,785	684,486
		1,282,788
Capital Markets | 1.4%
Morningstar, Inc.	10,495	891,970
Chemicals | 4.0%
Ingevity Corp. (a)	9,955	621,889
Innospec, Inc.	15,050	927,833
Valvoline, Inc.	44,685	1,047,863
		2,597,585
Commercial Services & Supplies | 1.6%
Deluxe Corp.	14,055	1,025,453
Communications Equipment | 1.0%
Ciena Corp. (a)	28,640	629,221
Construction Materials | 1.1%
Eagle Materials, Inc.	6,900	736,230
Containers & Packaging | 3.4%
Crown Holdings, Inc. (a)	20,980	1,252,926
Graphic Packaging Holding Co.	68,050	949,297
		2,202,223
Description	Shares	Fair Value
Electric Utilities | 1.5%
PNM Resources, Inc.	24,350	$981,305
Electrical Equipment | 4.1%
Atkore International Group, Inc. (a)	43,160	842,052
Generac Holdings, Inc. (a)	20,215	928,475
Regal-Beloit Corp.	11,365	897,835
		2,668,362
Electronic Equipment, Instruments & Components | 2.6%
Belden, Inc.	10,065	810,534
FLIR Systems, Inc.	23,395	910,300
		1,720,834
Energy Equipment & Services | 2.8%
NCS Multistage Holdings, Inc. (a)	18,500	445,480
Oceaneering International, Inc.	24,510	643,878
Patterson-UTI Energy, Inc.	35,500	743,370
		1,832,728
Equity Real Estate Investment Trusts (REITs) | 9.9%
American Campus Communities, Inc.	21,610	954,082
Camden Property Trust	8,300	759,035
DCT Industrial Trust, Inc.	16,300	944,096
Extra Space Storage, Inc.	12,745	1,018,581
Healthcare Realty Trust, Inc.	30,410	983,459
Kilroy Realty Corp.	11,885	845,261
UDR, Inc.	25,040	952,271
		6,456,785
Food & Staples Retailing | 0.9%
Sprouts Farmers Market, Inc. (a)	30,995	581,776
Food Products | 2.2%
The J.M. Smucker Co.	6,650	697,784
The Simply Good Foods Co.	63,000	737,730
		1,435,514
Gas Utilities | 1.1%
Northwest Natural Gas Co.	10,750	692,300
Health Care Equipment & Supplies | 1.4%
STERIS PLC	10,230	904,332
Health Care Providers & Services | 1.6%
AMN Healthcare Services, Inc. (a)	23,420	1,070,294
Household Durables | 1.4%
Leggett & Platt, Inc.	18,550	885,392
Independent Power & Renewable Electricity Producers | 1.6%
Pattern Energy Group, Inc.	43,705	1,053,290
Insurance | 3.9%
Arch Capital Group, Ltd. (a)	11,095	1,092,858
Reinsurance Group of America, Inc.	7,525	1,049,963

Description	Shares	Fair Value
Lazard Retirement US Small-Mid Cap Equity Portfolio (concluded)
Validus Holdings, Ltd.	8,235	$405,244
		2,548,065
Internet Software & Services | 1.3%
j2 Global, Inc.	11,070	817,852
IT Services | 3.6%
CoreLogic, Inc. (a)	19,714	911,181
Leidos Holdings, Inc.	14,705	870,830
Vantiv, Inc., Class A (a)	8,045	566,931
		2,348,942
Life Sciences Tools & Services | 1.3%
INC Research Holdings, Inc., Class A (a)	16,390	857,197
Machinery | 5.5%
Mueller Water Products, Inc., Class A	55,850	714,880
Proto Labs, Inc. (a)	7,770	623,931
Snap-on, Inc.	3,850	573,689
TriMas Corp. (a)	14,615	394,605
Wabtec Corp.	8,695	658,646
Woodward, Inc.	8,340	647,267
		3,613,018
Marine | 1.5%
Kirby Corp. (a)	14,595	962,540
Media | 2.4%
Emerald Expositions Events, Inc.	30,000	697,200
Scholastic Corp.	23,420	871,224
		1,568,424
Oil, Gas & Consumable Fuels | 1.3%
HollyFrontier Corp.	9,135	328,586
Matador Resources Co. (a)	18,745	508,927
		837,513
Pharmaceuticals | 1.0%
Catalent, Inc. (a)	15,700	626,744
Professional Services | 1.4%
FTI Consulting, Inc. (a)	25,060	889,129
Semiconductors & Semiconductor Equipment | 3.5%
Cypress Semiconductor Corp.	59,730	897,144
Microsemi Corp. (a)	12,295	632,947
Versum Materials, Inc.	20,035	777,759
		2,307,850
Software | 2.4%
Bottomline Technologies de, Inc. (a)	30,420	968,269
BroadSoft, Inc. (a)	11,935	600,330
		1,568,599
Description	Shares	Fair Value
Specialty Retail | 2.5%
Chico’s FAS, Inc.	45,695	$408,970
Floor & Decor Holdings, Inc., Class A	9,900	385,407
Tractor Supply Co. (a)	12,800	810,112
		1,604,489
Textiles, Apparel & Luxury Goods | 3.4%
Carter’s, Inc.	9,150	903,562
Lululemon Athletica, Inc.	8,650	538,463
Steven Madden, Ltd. (a)	17,285	748,440
		2,190,465
Thrifts & Mortgage Finance | 1.7%
Washington Federal, Inc.	31,995	1,076,632
Total Common Stocks (Cost $55,579,849)		63,868,112
Short-Term Investments | 1.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92% (7 day yield) (Cost $853,736)	853,736	853,736
Total Investments l 99.5% (Cost $56,433,585)		$64,721,848
Cash and Other Assets in Excess of Liabilities | 0.5%		335,525
Net Assets | 100.0%		$65,057,373

Description	Shares	Fair Value
Lazard Retirement International Equity Portfolio
Common Stocks | 95.8%
Australia | 2.9%
BHP Billiton PLC	262,397	$4,623,051
Caltex Australia, Ltd.	57,606	1,454,818
		6,077,869
Belgium | 2.7%
Anheuser-Busch InBev SA/NV	32,904	3,932,902
KBC Group NV	20,230	1,714,722
		5,647,624
Brazil | 1.0%
BB Seguridade Participacoes SA	234,200	2,117,091
Canada | 4.8%
Canadian National Railway Co.	34,190	2,832,749
National Bank of Canada	67,800	3,262,985
Suncor Energy, Inc.	112,940	3,958,218
		10,053,952
Denmark | 2.6%
AP Moller-Maersk A/S, Class B	1,563	2,969,527
Carlsberg A/S, Class B	23,362	2,559,216
		5,528,743
Finland | 1.5%
Sampo Oyj, A Shares	58,256	3,081,320
France | 11.0%
Air Liquide SA	28,324	3,774,897
Capgemini SE	41,710	4,885,261
Cie Generale des Etablissements Michelin	27,580	4,030,827
Safran SA	16,150	1,650,029
Valeo SA	48,837	3,629,217
Vinci SA	54,020	5,134,364
		23,104,595
Germany | 4.2%
Deutsche Post AG	74,621	3,321,906
SAP SE	50,249	5,504,795
		8,826,701
Ireland | 3.6%
Ryanair Holdings PLC Sponsored ADR (a)	24,914	2,626,434
Shire PLC	96,210	4,901,311
		7,527,745
Italy | 1.7%
UniCredit SpA (a)	166,604	3,548,306
Japan | 15.8%
Daiwa House Industry Co., Ltd.	175,360	6,058,737
Don Quijote Holdings Co., Ltd.	113,000	4,237,745
Description	Shares	Fair Value
Hoshizaki Corp.	16,600	$1,459,916
Isuzu Motors, Ltd.	236,200	3,133,216
Kao Corp.	34,620	2,041,298
KDDI Corp.	97,200	2,564,341
Makita Corp.	79,800	3,226,455
Seven & I Holdings Co., Ltd.	46,200	1,784,444
Sony Corp.	73,900	2,750,671
Sumitomo Mitsui Financial Group, Inc.	85,600	3,292,830
United Arrows, Ltd.	41,000	1,490,642
Yamaha Corp.	28,000	1,033,121
		33,073,416
Luxembourg | 0.6%
Tenaris SA	91,334	1,294,558
Netherlands | 5.5%
Koninklijke KPN NV	505,997	1,737,868
Royal Dutch Shell PLC, A Shares	184,981	5,574,398
Wolters Kluwer NV	90,167	4,166,692
		11,478,958
Norway | 2.9%
Statoil ASA	126,891	2,545,520
Telenor ASA	163,619	3,467,308
		6,012,828
Singapore | 2.2%
DBS Group Holdings, Ltd.	201,500	3,100,459
NetLink NBN Trust	2,473,800	1,505,028
		4,605,487
Spain | 1.1%
Red Electrica Corporacion SA	113,369	2,382,391
Sweden | 3.9%
Assa Abloy AB, Class B	189,803	4,343,159
Nordea Bank AB	289,524	3,932,781
		8,275,940
Switzerland | 6.4%
Ferguson PLC	66,847	4,386,260
Julius Baer Group, Ltd.	44,232	2,621,703
Novartis AG	74,443	6,388,052
		13,396,015
Taiwan | 1.4%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	81,100	3,045,305
Turkey | 0.7%
Turkiye Garanti Bankasi AS	522,944	1,421,924
United Kingdom | 15.2%
British American Tobacco PLC	90,276	5,644,124
BT Group PLC	438,415	1,667,987

Description	Shares	Fair Value
Lazard Retirement International Equity Portfolio (concluded)
ConvaTec Group PLC	535,593	$1,966,374
Diageo PLC	100,038	3,288,695
Howden Joinery Group PLC	267,891	1,548,617
Informa PLC	233,666	2,106,316
Prudential PLC	296,659	7,103,365
RELX PLC	189,975	4,167,793
Unilever PLC	75,372	4,362,681
		31,855,952
United States | 4.1%
Aon PLC	33,075	4,832,257
Medtronic PLC	49,180	3,824,729
		8,656,986
Total Common Stocks (Cost $169,647,623)		201,013,706
Short-Term Investments | 3.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92% (7 day yield) (Cost $7,566,871)	7,566,871	7,566,871
Total Investments l 99.4% (Cost $177,214,494)		$208,580,577
Cash and Other Assets in Excess of Liabilities | 0.6%		1,211,964
Net Assets | 100.0%		$209,792,541

Description	Shares	Fair Value
Lazard Retirement Emerging Markets Equity Portfolio
Common Stocks | 96.2%
Argentina | 1.6%
YPF SA Sponsored ADR	821,734	$18,308,233
Brazil | 10.7%
Ambev SA ADR	2,575,900	16,975,181
Banco do Brasil SA	2,904,766	32,008,694
BB Seguridade Participacoes SA	2,101,700	18,998,681
CCR SA	3,486,400	19,495,175
Cielo SA	3,258,984	22,617,327
Localiza Rent a Car SA	547,955	9,984,523
		120,079,581
China | 17.0%
AAC Technologies Holdings, Inc.	568,500	9,602,419
Baidu, Inc. Sponsored ADR (a)	153,300	37,970,877
China Construction Bank Corp., Class H	50,681,390	42,229,141
China Mobile, Ltd. Sponsored ADR	672,949	34,031,031
China Shenhua Energy Co., Ltd., Class H	4,175,829	9,871,676
CNOOC, Ltd.	5,536,000	7,162,650
ENN Energy Holdings, Ltd.	1,161,000	8,440,674
Hengan International Group Co., Ltd.	162,500	1,504,623
NetEase, Inc. ADR	97,165	25,633,099
Weichai Power Co., Ltd., Class H	13,003,864	14,304,933
		190,751,123
Egypt | 0.9%
Commercial International Bank Egypt SAE GDR (London)	2,032,761	9,239,720
Commercial International Bank Egypt SAE GDR (United States)	144,531	656,894
		9,896,614
Hungary | 2.0%
OTP Bank Nyrt.	589,564	22,123,247
India | 9.4%
Axis Bank, Ltd.	2,369,138	18,505,249
Bajaj Auto, Ltd.	210,031	10,017,002
Bharat Heavy Electricals, Ltd.	1,594,028	2,049,883
Bharat Heavy Electricals, Ltd. (b)	797,014	1,024,941
HCL Technologies, Ltd.	949,123	12,713,407
Hero MotoCorp, Ltd.	308,534	17,877,149
Punjab National Bank (a)	5,074,230	10,069,616
Tata Consultancy Services, Ltd.	883,863	32,977,401
		105,234,648
Indonesia | 5.2%
PT Astra International Tbk	20,971,700	12,299,344
PT Bank Mandiri (Persero) Tbk	37,441,258	18,732,095
PT Semen Indonesia (Persero) Tbk	8,504,600	6,411,198
Description	Shares	Fair Value
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	618,500	$21,214,550
		58,657,187
Malaysia | 0.7%
British American Tobacco Malaysia Berhad	707,100	7,324,607
Mexico | 3.5%
America Movil SAB de CV, Class L Sponsored ADR	1,308,544	23,226,656
Grupo Mexico SAB de CV, Series B	2,335,697	7,143,052
Kimberly-Clark de Mexico SAB de CV, Series A	4,082,462	8,306,162
		38,675,870
Pakistan | 1.5%
Habib Bank, Ltd.	2,671,570	4,584,124
Oil & Gas Development Co., Ltd.	3,080,300	4,344,766
Pakistan Petroleum, Ltd.	4,532,002	7,540,013
		16,468,903
Philippines | 0.8%
PLDT, Inc. Sponsored ADR	272,000	8,682,240
Russia | 8.9%
ALROSA PAO	5,241,300	7,435,801
Gazprom PJSC Sponsored ADR	1,897,624	7,952,014
LUKOIL PJSC Sponsored ADR	377,233	19,967,122
Magnit PJSC Sponsored GDR (b), (c)	89,175	3,651,716
Magnit PJSC Sponsored GDR (London)	144,762	5,922,040
Magnit PJSC Sponsored GDR (United States)	2,884	118,100
Mobile TeleSystems PJSC Sponsored ADR	1,669,220	17,426,657
Sberbank of Russia PJSC	11,087,621	37,100,001
		99,573,451
South Africa | 8.3%
Imperial Holdings, Ltd.	741,806	10,488,683
Life Healthcare Group Holdings, Ltd.	3,650,275	6,396,603
Nedbank Group, Ltd.	550,622	8,248,458
PPC, Ltd. (a)	7,743,992	3,635,995
Sanlam, Ltd.	1,837,285	9,194,598
Shoprite Holdings, Ltd.	1,098,098	16,781,849
Standard Bank Group, Ltd.	849,394	9,912,296
The Bidvest Group, Ltd.	851,050	10,862,350
Vodacom Group, Ltd.	913,251	10,876,798
Woolworths Holdings, Ltd.	1,506,966	6,671,786
		93,069,416
South Korea | 14.2%
Coway Co., Ltd.	165,071	13,550,221
Hanwha Life Insurance Co., Ltd.	1,456,114	8,728,783
Hyundai Mobis Co., Ltd.	72,496	15,192,255
KB Financial Group, Inc.	281,905	13,840,190

Description	Shares	Fair Value
Lazard Retirement Emerging Markets Equity Portfolio (concluded)
KT&G Corp.	67,472	$6,214,406
Samsung Electronics Co., Ltd.	21,829	49,065,219
Shinhan Financial Group Co., Ltd.	558,248	24,627,988
SK Hynix, Inc.	383,065	27,817,984
		159,037,046
Taiwan | 5.3%
Hon Hai Precision Industry Co., Ltd.	3,048,151	10,595,565
Taiwan Semiconductor Manufacturing Co., Ltd.	6,702,642	48,206,259
		58,801,824
Thailand | 1.2%
Kasikornbank Public Co. Ltd.	976,836	6,277,355
The Siam Cement Public Co. Ltd.	510,050	7,677,046
		13,954,401
Turkey | 5.0%
Akbank Turk AS	4,064,274	10,734,976
KOC Holding AS	2,050,156	9,412,145
Tupras-Turkiye Petrol Rafinerileri AS	251,654	8,604,774
Turk Telekomunikasyon AS (a)	4,288,159	8,180,154
Turkcell Iletisim Hizmetleri AS	2,468,000	8,799,676
Turkiye Is Bankasi AS, C Shares	5,314,850	10,122,833
		55,854,558
Total Common Stocks (Cost $925,876,538)		1,076,492,949
Short-Term Investments | 3.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92% (7 day yield) (Cost $39,475,061)	39,475,061	39,475,061
Total Investments | 99.7% (Cost $965,351,599)		$1,115,968,010
Cash and Other Assets in Excess of Liabilities | 0.3%		3,409,759
Net Assets | 100.0%		$1,119,377,769

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio
Common Stocks | 82.0%
Australia | 2.2%
AGL Energy, Ltd.	7,519	$138,249
Aristocrat Leisure, Ltd.	67,774	1,121,003
Cochlear, Ltd.	4,725	591,253
Computershare, Ltd.	11,666	132,926
CSL, Ltd.	19,973	2,099,829
Investa Office Fund REIT	35,464	125,599
Newcrest Mining, Ltd.	10,150	166,793
Qantas Airways, Ltd.	192,883	884,944
Resolute Mining, Ltd.	123,592	99,343
Sandfire Resources NL	25,351	114,680
Stockland REIT	334,720	1,132,485
Woodside Petroleum, Ltd.	8,839	202,585
Woolworths, Ltd.	40,650	805,506
		7,615,195
Austria | 0.2%
Erste Group Bank AG	11,100	480,950
Lenzing AG	2,339	339,544
		820,494
Belgium | 0.1%
Proximus SADP	5,310	183,199
Canada | 3.7%
Alimentation Couche-Tard, Inc., Class B	6,199	282,687
Atco, Ltd., Class I	8,305	304,844
BCE, Inc.	12,665	593,385
CAE, Inc.	48,037	841,774
Canadian Imperial Bank of Commerce	2,225	194,673
Canadian National Railway Co.	12,906	1,069,262
CI Financial Corp.	13,392	292,901
Colliers International Group, Inc.	2,729	135,384
Constellation Software, Inc.	247	134,757
Dollarama, Inc.	2,047	223,985
Genworth MI Canada, Inc.	20,062	595,388
George Weston, Ltd.	1,351	117,641
Husky Energy, Inc. (a)	35,587	445,497
IAMGOLD Corp. (a)	23,187	141,789
Intact Financial Corp.	1,327	109,616
Kirkland Lake Gold, Ltd.	11,868	152,945
Magna International, Inc.	2,622	139,931
Metro, Inc.	3,944	135,634
National Bank of Canada	33,868	1,629,953
Royal Bank of Canada	4,627	357,997
Saputo, Inc.	6,295	217,897
Suncor Energy, Inc.	44,082	1,544,945
Teck Resources, Ltd., Class B	22,171	466,786
Description	Shares	Fair Value
The Bank of Nova Scotia	14,665	$942,603
The Toronto-Dominion Bank	2,573	144,863
Thomson Reuters Corp.	25,940	1,190,194
TransCanada Corp.	9,102	449,866
		12,857,197
Denmark | 1.1%
AP Moller-Maersk A/S, Class B	298	566,167
Carlsberg A/S, Class B Sponsored ADR	39,255	864,788
Danske Bank A/S	3,537	141,453
Jyske Bank A/S	2,715	156,767
Nets A/S (a)	15,407	398,868
Novo Nordisk A/S, Class B	24,462	1,174,380
Vestas Wind Systems A/S	7,347	659,345
		3,961,768
Finland | 0.2%
Outokumpu OYJ	21,094	219,146
Sampo Oyj, A Shares ADR	25,915	685,711
		904,857
France | 2.2%
Air France-KLM (a)	60,940	961,037
AXA SA	25,815	780,970
Credit Agricole SA	76,509	1,391,171
Faurecia	11,959	830,280
Peugeot SA	24,560	584,980
Societe Generale SA	3,853	225,401
TOTAL SA	38,018	2,044,737
Ubisoft Entertainment SA ADR (a)	56,815	781,774
		7,600,350
Germany | 2.3%
Bayer AG	8,380	1,141,975
Continental AG	3,596	912,720
Continental AG Sponsored ADR	19,915	1,013,873
Covestro AG	7,143	614,178
Deutsche Lufthansa AG	45,306	1,258,894
Deutsche Telekom AG	25,045	467,247
Infineon Technologies AG	6,323	158,954
Rheinmetall AG	3,676	414,461
SAP SE	2,077	227,536
Siltronic AG (a)	5,401	670,262
Symrise AG ADR	59,610	1,132,590
		8,012,690
Hong Kong | 1.4%
AIA Group, Ltd. Sponsored ADR	35,290	1,049,524
CK Asset Holdings, Ltd.	86,000	715,284
I-CABLE Communications, Ltd. (a)	263,590	8,611
Jardine Matheson Holdings, Ltd.	1,500	95,046

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Sun Hung Kai Properties, Ltd.	43,000	$701,810
The Wharf Holdings, Ltd.	142,000	1,265,593
Wheelock & Co., Ltd.	135,000	949,497
Xinyi Glass Holdings, Ltd.	174,000	172,029
Yue Yuen Industrial Holdings, Ltd.	32,500	123,907
		5,081,301
Ireland | 0.4%
Ryanair Holdings PLC Sponsored ADR (a)	1,092	115,119
Shire PLC ADR	8,230	1,260,342
		1,375,461
Israel | 0.3%
Bank Hapoalim BM	24,295	170,027
Israel Discount Bank, Ltd., ADR (a)	21,850	538,603
Israel Discount Bank, Ltd., Class A (a)	41,691	105,124
Nice, Ltd.	1,398	112,648
		926,402
Italy | 0.2%
Assicurazioni Generali SpA	13,778	257,006
Intesa Sanpaolo SpA	163,403	577,833
		834,839
Japan | 7.4%
Amano Corp.	5,600	132,559
ANA Holdings, Inc.	17,800	674,979
Asahi Glass Co., Ltd.	33,000	1,225,556
Central Japan Railway Co.	700	122,800
Chugai Pharmaceutical Co., Ltd.	5,900	245,038
Daito Trust Construction Co., Ltd.	2,600	473,785
Daiwa House Industry Co., Ltd.	6,800	234,942
Daiwa House Industry Co., Ltd. ADR	30,150	1,051,632
Dexerials Corp.	19,000	232,411
East Japan Railway Co.	1,500	138,569
Ferrotec Holdings Corp.	14,300	242,663
Haseko Corp.	47,800	637,505
Heiwa Corp.	6,100	120,977
Hitachi Maxell, Ltd.	10,800	242,515
Itochu Techno-Solutions Corp.	12,900	481,939
Japan Petroleum Exploration Co., Ltd.	18,600	403,222
Juki Corp.	32,900	471,008
Kaken Pharmaceutical Co., Ltd.	2,900	147,536
Kamigumi Co., Ltd.	5,500	127,672
Kao Corp.	2,000	117,926
Kao Corp. Sponsored ADR	11,444	673,823
KDDI Corp. ADR	80,345	1,056,537
Kinden Corp.	13,900	224,016
Kobe Bussan Co., Ltd.	4,200	188,656
Description	Shares	Fair Value
Maeda Corp.	14,000	$171,113
Maruha Nichiro Corp.	4,200	123,609
Marvelous, Inc.	27,200	231,120
MCJ Co., Ltd.	17,000	184,083
Megmilk Snow Brand Co., Ltd.	4,400	119,583
Mitsubishi Gas Chemical Co., Inc.	10,000	234,582
Mitsubishi UFJ Financial Group, Inc.	394,100	2,560,782
Mitsui Chemicals, Inc.	6,200	188,540
Morinaga Milk Industry Co., Ltd.	3,200	122,295
MS&AD Insurance Group Holdings, Inc.	3,500	112,960
Nichirei Corp.	7,500	188,364
Nippon Steel & Sumitomo Metal Corp.	68,000	1,562,850
Nippon Telegraph & Telephone Corp.	4,100	188,031
Nishimatsu Construction Co., Ltd.	7,800	225,366
Nitto Denko Corp.	2,700	225,409
Nomura Holdings, Inc.	38,100	213,478
NTT DOCOMO, Inc.	14,800	338,285
Obayashi Corp.	10,500	125,966
Oji Holdings Corp.	28,000	151,185
Omron Corp.	4,500	229,207
ORIX Corp.	19,700	318,012
Penta-Ocean Construction Co., Ltd.	21,400	135,069
Prima Meat Packers, Ltd.	20,000	135,802
Rengo Co., Ltd.	26,700	158,791
Ryohin Keikaku Co., Ltd. ADR	22,635	1,340,218
SBI Holdings, Inc.	90,300	1,361,010
Sekisui Chemical Co., Ltd.	36,800	724,725
Shionogi & Co., Ltd.	2,200	120,352
Showa Corp.	24,300	299,508
Showa Denko KK	4,200	131,625
Sompo Holdings, Inc.	10,900	425,037
Start Today Co., Ltd.	11,300	358,498
Taisei Corp.	2,800	146,921
Takeuchi Manufacturing Co., Ltd.	10,100	211,582
Teijin, Ltd.	22,100	435,941
The Chugoku Electric Power Co., Inc.	18,900	200,815
Tokyo Electron, Ltd.	4,300	662,885
Tokyo Gas Co., Ltd.	10,200	250,119
Topcon Corp.	13,200	232,814
V Technology Co., Ltd.	1,200	201,207
Yamaha Corp. Sponsored ADR	18,400	690,920
Yaskawa Electric Corp.	15,100	480,834
		26,187,759
Luxembourg | 0.2%
B&M European Value Retail SA	115,591	600,387
Malta | 0.0%
Kindred Group PLC	10,940	125,870

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Netherlands | 1.4%
Royal Dutch Shell PLC, A Shares	118,945	$3,584,405
Wolters Kluwer NV	2,650	122,458
Wolters Kluwer NV Sponsored ADR	24,430	1,132,575
		4,839,438
Norway | 1.7%
Aker BP ASA	48,635	942,362
DNB ASA	9,764	196,766
Leroy Seafood Group ASA	23,317	149,173
Marine Harvest ASA	6,580	130,298
Statoil ASA	206,349	4,139,501
Telenor ASA	15,569	329,928
		5,888,028
Puerto Rico | 0.0%
Popular, Inc.	3,337	119,932
Singapore | 0.8%
Best World International, Ltd.	233,400	228,883
CapitaLand, Ltd.	51,100	135,157
DBS Group Holdings, Ltd.	19,300	296,967
Singapore Airlines, Ltd.	31,700	234,982
United Overseas Bank, Ltd.	42,300	733,050
UOL Group, Ltd.	124,000	743,267
Venture Corp., Ltd.	30,800	401,142
		2,773,448
Spain | 0.6%
Banco Santander SA	189,356	1,322,034
Corporacion Financiera Alba SA	968	59,132
Mapfre SA	60,711	197,617
Telefonica SA	37,090	403,458
		1,982,241
Sweden | 1.1%
Assa Abloy AB ADR	65,965	752,661
Axfood AB	7,249	124,344
Electrolux AB, Series B	23,959	814,687
Hennes & Mauritz AB, B Shares	5,417	140,542
Hexagon AB ADR	15,240	757,733
Mycronic AB	20,611	282,989
Nordea Bank AB Sponsored ADR	55,560	755,060
Swedish Orphan Biovitrum AB (a)	15,596	240,839
		3,868,855
Switzerland | 1.6%
Julius Baer Group, Ltd. ADR	53,955	637,209
Partners Group Holding AG	2,037	1,383,944
Roche Holding AG	12,913	3,296,452
Description	Shares	Fair Value
STMicroelectronics NV	13,631	$264,397
Swiss Life Holding AG	405	142,662
		5,724,664
United Kingdom | 5.5%
Admiral Group PLC	7,509	182,958
Ashtead Group PLC ADR	9,735	938,941
Associated British Foods PLC	11,623	497,699
British American Tobacco PLC Sponsored ADR	24,165	1,509,104
Centrica PLC	574,119	1,438,786
Coca-Cola European Partners PLC	21,140	879,847
Compass Group PLC	12,511	265,619
Compass Group PLC Sponsored ADR	44,712	966,495
Crest Nicholson Holdings PLC	30,674	227,311
CVS Group PLC	11,199	218,050
Diageo PLC Sponsored ADR	8,675	1,146,228
Electrocomponents PLC	92,012	765,812
Fevertree Drinks PLC	16,667	488,524
G4S PLC	30,770	114,766
Hargreaves Lansdown PLC	5,424	107,586
International Consolidated Airlines Group SA (a)	104,007	828,454
Land Securities Group PLC REIT	14,837	193,504
Lloyds Banking Group PLC	403,357	366,117
Moneysupermarket.com Group PLC	26,464	112,810
Persimmon PLC	12,346	427,176
Prudential PLC ADR	19,920	954,367
Redrow PLC	60,699	481,948
RELX NV Sponsored ADR	54,835	1,169,631
Rio Tinto PLC Sponsored ADR	11,680	551,179
Smith & Nephew PLC	7,143	129,157
SSE PLC	100,470	1,880,317
SSP Group PLC	34,864	251,142
Subsea 7 SA	9,395	154,450
Taylor Wimpey PLC	179,254	469,608
Unilever PLC	14,374	831,996
Unilever PLC Sponsored ADR	13,450	779,562
Wm Morrison Supermarkets PLC	46,302	145,266
		19,474,410
United States | 47.4%
3M Co.	20,282	4,257,192
AbbVie, Inc.	19,219	1,707,800
Accenture PLC, Class A	21,413	2,892,254
Adobe Systems, Inc. (a)	6,659	993,390
Advanced Energy Industries, Inc. (a)	1,685	136,081
Air Lease Corp.	5,309	226,270
Akamai Technologies, Inc. (a)	2,641	128,670

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Allergan PLC	1,859	$381,002
Ally Financial, Inc.	24,171	586,388
Alphabet, Inc., Class A (a)	1,847	1,798,461
Alphabet, Inc., Class C (a)	800	767,288
Altria Group, Inc.	4,076	258,500
Amazon.com, Inc. (a)	232	223,033
Amdocs, Ltd.	2,425	155,976
Ameren Corp.	52,940	3,062,050
American Axle & Manufacturing Holdings, Inc. (a)	37,085	651,954
American Electric Power Co., Inc.	2,555	179,463
American Equity Investment Life Holding Co.	16,627	483,513
American Express Co.	15,877	1,436,233
Ameriprise Financial, Inc.	10,949	1,626,036
Amgen, Inc.	1,952	363,950
Anthem, Inc.	5,388	1,023,073
Aon PLC	12,716	1,857,808
Apple, Inc.	27,150	4,184,358
Applied Materials, Inc.	34,637	1,804,241
Argan, Inc.	5,486	368,934
AT&T, Inc.	127,313	4,986,850
Atkore International Group, Inc. (a)	7,097	138,462
AutoZone, Inc. (a)	1,045	621,890
Bank of America Corp.	40,112	1,016,438
Baxter International, Inc.	3,803	238,638
Benchmark Electronics, Inc. (a)	3,663	125,091
BGC Partners, Inc. Class A	9,396	135,960
Biogen, Inc. (a)	3,005	940,926
Bloomin’ Brands, Inc.	6,048	106,445
Bristol-Myers Squibb Co.	16,472	1,049,925
C.R. Bard, Inc.	1,888	605,104
Campbell Soup Co.	5,166	241,872
Cardtronics PLC, Class A (a)	5,201	119,675
Carnival Corp.	13,807	891,518
Carnival PLC	8,058	512,753
Celgene Corp. (a)	9,138	1,332,503
Centene Corp. (a)	5,805	561,750
Cigna Corp.	6,359	1,188,751
Cirrus Logic, Inc. (a)	1,804	96,189
Cisco Systems, Inc.	21,835	734,311
CIT Group, Inc.	2,568	125,960
Citigroup, Inc.	34,869	2,536,371
Cognizant Technology Solutions Corp., Class A	6,582	477,458
Comcast Corp., Class A	92,800	3,570,944
Comerica, Inc.	13,565	1,034,467
Commerce Bancshares, Inc.	8,875	512,709
Description	Shares	Fair Value
Consolidated Edison, Inc.	6,720	$542,170
Costco Wholesale Corp.	4,992	820,136
Crown Holdings, Inc. (a)	12,230	730,376
Cummins, Inc.	7,212	1,211,832
CVS Health Corp.	7,044	572,818
Darden Restaurants, Inc.	6,147	484,261
DaVita, Inc. (a)	5,764	342,324
DXC Technology Co.	10,750	923,210
Eaton Corp. PLC	10,210	784,026
eBay, Inc. (a)	18,005	692,472
EchoStar Corp., Class A (a)	5,799	331,877
Eli Lilly & Co.	12,509	1,070,020
Everest Re Group, Ltd.	4,289	979,565
Eversource Energy	3,255	196,732
Exelon Corp.	2,662	100,278
F5 Networks, Inc. (a)	2,159	260,289
Facebook, Inc., Class A (a)	14,293	2,442,245
Fifth Third Bancorp	14,222	397,932
Fiserv, Inc. (a)	7,179	925,804
Five Below, Inc. (a)	10,235	561,697
Fresh Del Monte Produce, Inc.	4,226	192,114
General Motors Co.	9,508	383,933
Genpact, Ltd.	5,820	167,325
GoDaddy, Inc., Class A (a)	3,000	130,530
Hasbro, Inc.	6,280	613,368
HCA Healthcare, Inc. (a)	12,655	1,007,211
Honeywell International, Inc.	9,495	1,345,821
HRG Group, Inc. (a)	50,424	787,119
Humana, Inc.	3,009	733,083
Huntington Ingalls Industries, Inc.	3,128	708,304
ICON PLC (a)	1,165	132,670
IDEXX Laboratories, Inc. (a)	2,163	336,325
Intel Corp.	23,249	885,322
Intercontinental Exchange, Inc.	19,385	1,331,749
Intuit, Inc.	4,877	693,217
IPG Photonics Corp. (a)	2,607	482,451
J.B. Hunt Transport Services, Inc.	2,637	292,918
JetBlue Airways Corp. (a)	5,296	98,135
Johnson & Johnson	34,596	4,497,826
Johnson Controls International PLC	21,446	864,059
JPMorgan Chase & Co.	31,232	2,982,968
Kimberly-Clark Corp.	4,151	488,490
Koppers Holdings, Inc. (a)	4,718	217,736
Las Vegas Sands Corp.	8,821	565,955
Lear Corp.	2,414	417,815
Lincoln National Corp.	35,637	2,618,607
Lockheed Martin Corp.	3,194	991,066

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Marsh & McLennan Cos., Inc.	5,240	$439,164
Masimo Corp. (a)	1,374	118,933
Medtronic PLC	10,495	816,196
Merck & Co., Inc.	8,812	564,232
MetLife, Inc.	22,591	1,173,602
Microsoft Corp.	19,626	1,461,941
Mitel Networks Corp. (a)	29,461	247,178
Molson Coors Brewing Co., Class B	9,326	761,375
Monsanto Co.	5,380	644,632
Morgan Stanley	9,693	466,912
Motorola Solutions, Inc.	8,040	682,355
NIKE, Inc., Class B	1,861	96,493
Northrop Grumman Corp.	8,976	2,582,575
NVIDIA Corp.	3,386	605,315
O’Reilly Automotive, Inc. (a)	377	81,194
Omnicom Group, Inc.	4,235	313,686
Park Hotels & Resorts, Inc. REIT	6,195	170,734
Paychex, Inc.	4,812	288,528
PayPal Holdings, Inc. (a)	3,172	203,103
PepsiCo, Inc.	51,767	5,768,397
PG&E Corp.	31,818	2,166,488
Pinnacle West Capital Corp.	2,218	187,554
Pioneer Natural Resources Co.	901	132,934
PPG Industries, Inc.	6,295	684,015
Prudential Financial, Inc.	5,789	615,486
Quest Diagnostics, Inc.	1,068	100,008
Quintiles IMS Holdings, Inc. (a)	11,345	1,078,569
Radian Group, Inc.	12,787	238,989
Raytheon Co.	889	165,870
Regions Financial Corp.	30,014	457,113
Republic Services, Inc.	5,723	378,061
Rockwell Automation, Inc.	6,335	1,128,960
Ross Stores, Inc.	44,045	2,843,986
Royal Caribbean Cruises, Ltd.	5,700	675,678
S&P Global, Inc.	7,510	1,173,888
Sabra Health Care REIT, Inc.	8,923	195,771
Schlumberger, Ltd.	15,385	1,073,258
Silgan Holdings, Inc.	10,869	319,875
Simon Property Group, Inc. REIT	18,890	3,041,479
Sirius XM Holdings, Inc.	99,593	549,753
Skyworks Solutions, Inc.	5,616	572,270
Snap-on, Inc.	4,275	637,018
Southwest Airlines Co.	3,609	202,032
Starbucks Corp.	18,409	988,747
Synopsys, Inc. (a)	8,823	710,516
Sysco Corp.	25,670	1,384,896
Description	Shares	Fair Value
Tallgrass Energy GP LP	19,259	$544,067
Taylor Morrison Home Corp., Class A (a)	19,951	439,920
The Boeing Co.	8,188	2,081,471
The Charles Schwab Corp.	21,415	936,692
The Chemours Co.	8,347	422,442
The Coca-Cola Co.	37,520	1,688,775
The Estee Lauder Cos., Inc., Class A	9,892	1,066,753
The Home Depot, Inc.	2,833	463,365
The J.M. Smucker Co.	7,490	785,926
The Kroger Co.	5,276	105,837
The Procter & Gamble Co.	1,240	112,815
The Scotts Miracle-Gro Co.	3,184	309,931
The TJX Cos., Inc.	53,717	3,960,554
The Toro Co.	7,518	466,567
The Walt Disney Co.	17,076	1,683,181
Thermo Fisher Scientific, Inc.	5,965	1,128,578
Time Warner, Inc.	8,557	876,665
United Continental Holdings, Inc. (a)	2,937	178,805
United Rentals, Inc. (a)	3,776	523,882
United Technologies Corp.	8,700	1,009,896
UnitedHealth Group, Inc.	20,125	3,941,481
Validus Holdings, Ltd.	3,924	193,100
Vantiv, Inc., Class A (a)	22,807	1,607,209
Versum Materials, Inc.	10,824	420,188
Visa, Inc., Class A	12,214	1,285,401
VMware, Inc., Class A (a)	6,405	699,362
Wal-Mart Stores, Inc.	16,764	1,309,939
Waste Management, Inc.	7,425	581,155
WEC Energy Group, Inc.	1,859	116,708
Welbilt, Inc. (a)	30,070	693,114
Wells Fargo & Co.	4,458	245,859
Xcel Energy, Inc.	45,111	2,134,653
Zoetis, Inc.	21,960	1,400,170
		166,397,279
Total Common Stocks (Cost $258,466,868)		288,156,064

Description	Security Currency	Principal Amount (000)	Fair Value
Corporate Bonds | 4.9%
Australia | 0.3%
Telstra Corp., Ltd.:
4.000%, 11/15/17	AUD	310	$243,790
4.000%, 09/16/22	AUD	670	542,810
Toyota Finance Australia, Ltd., 4.250%, 05/15/19	AUD	422	339,838
			1,126,438

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Belgium | 0.2%
Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/21	USD	635	$645,156
Canada | 0.2%
The Toronto-Dominion Bank:
2.250%, 11/05/19	USD	410	413,092
2.621%, 12/22/21	CAD	495	400,273
			813,365
Denmark | 0.1%
Carlsberg Breweries A/S, 2.500%, 05/28/24	EUR	370	480,804
France | 0.2%
Orange SA, 5.375%, 07/08/19	USD	598	632,707
Germany | 0.3%
BMW Finance NV, 3.375%, 12/14/18	GBP	650	895,649
Mexico | 0.2%
America Movil SAB de CV, 6.450%, 12/05/22	MXN	10,700	547,053
Netherlands | 0.1%
Bank Nederlandse Gemeenten NV, 5.000%, 09/16/20	NZD	455	347,647
New Zealand | 0.2%
Fonterra Cooperative Group, Ltd., 5.500%, 02/26/24	AUD	1,000	859,396
Norway | 0.3%
Statoil ASA, 3.700%, 03/01/24	USD	385	406,986
Telenor ASA, 1.750%, 05/22/18	USD	480	479,323
			886,309
Spain | 0.1%
Iberdrola International BV, 1.125%, 04/21/26	EUR	400	470,576
United Kingdom | 0.4%
Rolls-Royce PLC, 6.750%, 04/30/19	GBP	502	732,753
SSE PLC, 5.000%, 10/01/18	GBP	520	724,333
			1,457,086
United States | 2.3%
Alphabet, Inc., 3.625%, 05/19/21	USD	225	237,945
Amazon.com, Inc., 3.800%, 12/05/24	USD	480	512,834
Description	Security Currency	Principal Amount (000)	Fair Value
Apple, Inc.:
2.850%, 02/23/23	USD	132	$135,144
3.850%, 05/04/43	USD	575	578,918
Citigroup, Inc., 3.240% (BBSW 3 Month + 1.550%), 05/04/21 (d)	AUD	720	574,472
John Deere Canada Funding, Inc., 2.050%, 09/17/20	CAD	525	418,170
John Deere Capital Corp., 2.300%, 09/16/19	USD	240	242,612
Johnson & Johnson, 3.625%, 03/03/37	USD	300	312,963
JPMorgan Chase & Co., 4.500%, 01/24/22	USD	405	438,705
Microsoft Corp., 4.450%, 11/03/45	USD	733	825,014
Morgan Stanley, 3.625%, 01/20/27	USD	510	517,096
NIKE, Inc., 2.375%, 11/01/26	USD	540	512,100
The Goldman Sachs Group, Inc.:
5.200%, 12/17/19	NZD	645	486,427
3.625%, 01/22/23	USD	520	538,602
The Home Depot, Inc., 2.625%, 06/01/22	USD	540	548,424
Union Pacific Corp., 4.163%, 07/15/22	USD	500	539,122
Wells Fargo & Co., 3.010% (BBSW 3 Month + 1.320%), 07/27/21 (d)	AUD	525	416,800
Wells Fargo Canada Corp., 3.040%, 01/29/21	CAD	360	294,875
			8,130,223
Total Corporate Bonds (Cost $17,154,416)			17,292,409
Foreign Government Obligations | 6.5%
Australia | 0.5%
Queensland Treasury Corp.:
5.500%, 06/21/21	AUD	820	713,317
3.000%, 03/22/24	AUD	600	474,688
Western Australian Treasury Corp., 6.000%, 10/16/23	AUD	735	676,261
			1,864,266
Bermuda | 0.3%
Government of Bermuda, 4.854%, 02/06/24	USD	1,015	1,104,137
Canada | 1.0%
City of Vancouver, 2.900%, 11/20/25	CAD	415	333,088

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Province of Alberta, 4.000%, 12/01/19	CAD	1,065	$893,618
Province of Ontario, 1.950%, 01/27/23	CAD	990	778,948
Province of Quebec:
1.650%, 03/03/22	CAD	330	259,499
2.500%, 04/20/26	USD	1,075	1,064,368
			3,329,521
Cayman Islands | 0.1%
Cayman Islands Government Bonds, 5.950%, 11/24/19	USD	360	388,800
Chile | 0.1%
Republic of Chile, 3.125%, 01/21/26	USD	500	514,250
Czech Republic | 0.2%
Czech Republic, 2.500%, 08/25/28	CZK	15,580	793,166
France | 0.2%
Government of France, 1.750%, 06/25/39	EUR	440	539,084
Hungary | 0.2%
Hungary Government Bonds, 5.500%, 06/24/25	HUF	128,350	597,805
Ireland | 0.3%
Irish Treasury, 3.400%, 03/18/24	EUR	625	886,987
Lithuania | 0.1%
Republic of Lithuania, 6.625%, 02/01/22	USD	300	351,750
Mexico | 0.5%
Mexican Bonos, 6.500%, 06/09/22	MXN	11,410	620,570
United Mexican States, 6.750%, 02/06/24	GBP	640	1,059,136
			1,679,706
New Zealand | 0.4%
New Zealand Government Bonds:
6.000%, 05/15/21	NZD	1,145	915,813
4.500%, 04/15/27	NZD	670	506,240
			1,422,053
Norway | 0.5%
Kommunalbanken AS, 1.375%, 10/26/20 (c)	USD	600	591,503
Oslo Kommune:
3.550%, 02/12/21	NOK	3,000	402,490
3.650%, 11/08/23	NOK	3,000	409,806
Description	Security Currency	Principal Amount (000)	Fair Value
2.350%, 09/04/24	NOK	4,000	$509,410
			1,913,209
Panama | 0.3%
Republic of Panama, 4.000%, 09/22/24	USD	855	912,713
Poland | 0.5%
Poland Government Bonds:
1.810% (WIBOR 6 Month), 01/25/21 (d)	PLN	3,930	1,073,033
2.500%, 07/25/26	PLN	2,090	538,142
			1,611,175
Romania | 0.2%
Romanian Government Bonds, 2.875%, 10/28/24	EUR	420	544,797
Singapore | 0.6%
Singapore Government Bonds, 3.000%, 09/01/24	SGD	2,740	2,154,307
Spain | 0.3%
Spain Government Bonds:
1.600%, 04/30/25	EUR	451	554,501
1.950%, 07/30/30	EUR	471	556,326
			1,110,827
Sweden | 0.1%
Kommuninvest I Sverige AB, 1.500%, 04/23/19 (c)	USD	500	498,809
United Kingdom | 0.1%
United Kingdom Gilt, 1.500%, 07/22/47	GBP	400	485,653
Total Foreign Government Obligations (Cost $22,384,457)			22,703,015
Quasi Government Bonds | 0.8%
Canada | 0.2%
Canada Housing Trust No. 1, 2.400%, 12/15/22	CAD	685	555,817
Export Development Canada, 1.800%, 09/01/22	CAD	190	150,190
			706,007
Chile | 0.2%
Corp. Nacional del Cobre de Chile, 4.500%, 08/13/23	USD	630	677,080
Mexico | 0.2%
Nacional Financiera SNC, 3.375%, 11/05/20	USD	500	516,875
Singapore | 0.2%
Temasek Financial I, Ltd., 4.300%, 10/25/19	USD	795	831,582
Total Quasi Government Bonds (Cost $2,735,499)			2,731,544
Supranationals | 0.7%
African Development Bank, 2.375%, 09/23/21	USD	510	518,245

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Asian Development Bank, 2.125%, 03/19/25	USD	735	$721,570
European Investment Bank, 1.125%, 09/16/21 (c)	CAD	790	610,385
International Bank for Reconstruction & Development, 3.500%, 01/22/21	NZD	250	184,662
International Finance Corp., 3.625%, 05/20/20	NZD	695	514,756
Total Supranationals (Cost $2,539,805)			2,549,618
US Municipal Bonds | 0.6%
California | 0.3%
California State Build America Bonds, 7.500%, 04/01/34	USD	575	835,435
Georgia | 0.2%
Georgia State Build America Bonds: Series H, 5.014%, 11/01/27	USD	420	494,197
Series B, 2.380%, 02/01/27	USD	350	339,349
			833,546
Pennsylvania | 0.0%
Pennsylvania State Build America Bonds Third Series B, 5.850%, 07/15/30	USD	50	54,324
Texas | 0.0%
Texas State Build America Bonds Series A, 4.123%, 04/01/25	USD	100	109,593
Wisconsin | 0.1%
Wisconsin State Build America Bonds Series D, 5.400%, 05/01/28	USD	175	188,946
Total US Municipal Bonds (Cost $2,039,759)			2,021,844
US Treasury Securities | 1.6%
US Treasury Notes:
2.125%, 05/15/25	USD	2,255	2,239,673
1.625%, 05/15/26	USD	1,990	1,886,691
3.125%, 11/15/41	USD	515	544,532
2.500%, 05/15/46	USD	855	793,981
Total US Treasury Securities (Cost $5,543,975)			5,464,877

Description	Shares	Fair Value
Short-Term Investments | 2.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92% (7 day yield) (Cost $9,566,591)	9,566,591	$9,566,591
Total Investments | 99.8% (Cost $320,431,370) (e)		$350,485,962
Cash and Other Assets in Excess of Liabilities | 0.2%		810,303
Net Assets | 100.0%		$351,296,265

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Forward Currency Contracts open at September 30, 2017:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	106,818	USD	83,600	CIT	11/22/17	$139	$—
CAD	29,617	USD	23,664	HSB	11/22/17	80	—
CAD	790,948	USD	632,000	HSB	11/22/17	2,103	—
CHF	348,132	USD	362,290	HSB	11/22/17	—	1,621
CZK	1,549,311	USD	67,860	CIT	10/10/17	2,643	—
CZK	1,326,253	USD	58,151	HSB	10/10/17	2,202	—
EUR	223,503	USD	270,100	CIT	11/22/17	—	5,242
EUR	385,377	USD	463,300	HSB	11/22/17	—	6,616
EUR	931,396	USD	1,100,006	HSB	11/22/17	3,728	—
EUR	7,382,810	USD	8,719,320	HSB	11/22/17	29,550	—
EUR	2,686,666	USD	3,180,583	HSB	12/28/17	10,305	—
GBP	285,237	USD	384,024	SSB	12/28/17	—	778
JPY	1,061,046,121	USD	9,734,189	CIT	11/22/17	—	283,777
JPY	114,964,599	USD	1,069,100	HSB	11/22/17	—	45,146
JPY	152,338,835	USD	1,397,507	HSB	11/22/17	—	40,671
JPY	77,444,595	USD	693,600	SSB	12/28/17	—	2,375
KRW	684,045,600	USD	595,133	HSB	10/13/17	2,157	—
MXN	10,080,822	USD	554,400	HSB	11/22/17	—	5,292
NZD	412,914	USD	301,728	HSB	11/22/17	—	3,778
SEK	4,990,792	USD	619,182	CIT	11/22/17	—	4,751
SEK	3,664,207	USD	454,594	HSB	11/22/17	—	3,482
USD	1,532,996	AUD	1,940,526	CIT	11/22/17	11,749	—
USD	2,688,717	AUD	3,403,568	HSB	11/22/17	20,539	—
USD	687,410	AUD	873,199	HSB	12/28/17	3,148	—
USD	344,118	AUD	437,148	SSB	12/28/17	1,558	—
USD	151,063	CAD	189,738	CIT	11/22/17	—	1,050
USD	473,705	CAD	594,515	CIT	11/22/17	—	2,917
USD	3,313,531	CAD	4,158,150	HSB	11/22/17	—	20,060
USD	2,965,953	CAD	3,667,638	HSB	12/28/17	24,913	—
USD	368,129	CAD	455,213	SSB	12/28/17	3,099	—
USD	866,968	CZK	19,790,100	JPM	10/10/17	—	33,604
USD	508,000	EUR	432,083	CIT	11/22/17	—	4,032
USD	551,083	EUR	466,613	HSB	11/22/17	—	1,868
USD	404,144	GBP	312,513	CIT	11/22/17	—	15,251
USD	722,098	GBP	558,346	HSB	11/22/17	—	27,209
USD	1,631,631	HKD	12,715,543	SSB	12/28/17	386	—
USD	631,503	HUF	162,365,663	JPM	11/22/17	14,545	—
USD	335,000	JPY	37,782,640	CIT	11/22/17	—	1,518
USD	673,300	JPY	75,410,273	CIT	11/22/17	1,644	—
USD	1,691,200	JPY	183,087,282	HSB	11/22/17	60,498	—
USD	596,332	JPY	66,588,262	HSB	12/28/17	2,004	—
USD	173,328	MXN	3,106,880	CIT	11/22/17	4,094	—
USD	856,330	MXN	15,348,436	HSB	11/22/17	20,292	—
USD	1,327,476	NOK	10,481,682	HSB	11/22/17	10,033	—
USD	3,303,522	NZD	4,520,852	HSB	11/22/17	41,364	—
USD	1,512,939	PLN	5,498,233	HSB	11/22/17	6,205	—

Lazard Retirement Global Dynamic Multi-Asset Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	2,186,543	SGD	2,971,184	CIT	11/22/17	$—	$5,076
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$278,978	$516,114

Lazard Retirement Series, Inc. Notes to Portfolios of Investments September 30, 2017 (unaudited)

(a) Non-income producing security.

(b) Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under accounting principles generally accepted in the United States of America hierarchy.

(c) Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At September 30, 2017, the percentage of net assets for each Portfolio was as follows:

Portfolio	Percentage of Net Assets
Emerging Markets Equity	0.3%
Global Dynamic Multi-Asset	0.5

(d) Variable and floating rate securities are securities which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2017.

(e) The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:
ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt
PJSC	- Public Joint Stock Company
REIT	- Real Estate Investment Trust
BBSW	- Bank Bill Swap Reference Rates
WIBOR	- Warsaw Interbank Bid/Offered Rates

Currency Abbreviations:
AUD	- Australian Dollar	KRW	- South Korean Won
CAD	- Canadian Dollar	MXN	- Mexican New Peso
CHF	- Swiss Franc	NOK	- Norwegian Krone
CZK	- Czech Koruna	NZD	- New Zealand Dollar
EUR	- Euro	PLN	- Polish Zloty
GBP	- British Pound Sterling	SEK	- Swedish Krone
HKD	- Hong Kong Dollar	SGD	- Singapore Dollar
HUF	- Hungarian Forint	USD	- United States Dollar
JPY	- Japanese Yen

Counterparty Abbreviations:
CIT	- Citibank NA
HSB	- HSBC Bank USA NA
JPM	- JPMorgan Chase Bank NA
SSB	- State Street Bank and Trust Co.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

	Lazard Retirement International Equity Portfolio	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement Global Dynamic Multi-Asset Portfolio
Industry*
Aerospace & Defense	0.8%	—%	2.6%
Air Freight & Logistics	1.6	—	—
Airlines	1.2	—	1.5
Auto Components	3.6	1.3	1.2
Automobiles	1.5	3.6	0.6
Banks	9.7	25.0	7.4
Beverages	4.7	1.5	3.6
Biotechnology	2.3	—	2.3
Building Products	2.1	—	0.8
Capital Markets	1.2	—	3.8
Chemicals	1.8	—	1.6
Commercial Services & Suppliers	—	—	0.3
Communications Equipment	—	—	0.6
Construction & Engineering	2.4	—	0.4
Construction Materials	—	1.6	—
Consumer Finance	—	—	0.6
Containers & Packaging	—	—	0.3
Distributors	—	0.9	—
Diversified Financial Services	—	—	0.2
Diversified Telecommunication Services	4.0	2.6	2.6
Electric Utilities	1.1	—	2.3
Electrical Equipment	—	0.3	0.8
Electronic Equipment, Instruments & Components	—	1.8	1.2
Energy Equipment & Services	0.6	—	0.3
Equity Real Estate Investment Trusts (REITs)	—	—	1.4
Food & Staples Retailing	0.9	2.4	1.7
Food Products	—	—	1.1
Gas Utilities	—	0.8	0.1
Health Care Equipment & Supplies	2.8	—	0.8
Health Care Providers & Services	—	0.6	2.6
Hotels, Restaurants & Leisure	—	—	2.0
Household Durables	1.3	1.2	1.4
Household Products	—	0.7	0.4
Industrial Conglomerates	—	1.8	1.7
Insurance	8.2	3.3	3.8
Internet & Catalog Retail	—	—	0.3
Internet Software & Services	—	5.7	1.8
IT Services	2.3	6.1	2.9
Leisure Products	0.5	—	0.4
Life Sciences Tools & Services	—	—	0.7
Machinery	2.2	1.3	1.2
Marine	1.4	—	0.2
Media	1.0	—	2.0
Metals & Mining	2.2	1.3	1.2
Multiline Retail	2.0	0.6	0.6
Multi-Utilities	—	—	1.6
Oil, Gas & Consumable Fuels	6.5	7.5	4.2
Personal Products	3.1	0.1	1.1
Pharmaceuticals	3.0	—	4.4
Professional Services	4.0	—	0.7

Real Estate Management & Development	2.9	—	1.8
Road & Rail	1.4	0.9	0.6
Semiconductors & Semiconductor Equipment	1.5	6.8	1.9
Software	2.6	—	2.0
Specialty Retail	0.7	—	2.6
Technology Hardware, Storage & Peripherals	—	4.4	1.5
Textiles, Apparel & Luxury Goods	—	—	0.2
Thrifts & Mortgage Finance	—	—	0.2
Tobacco	2.7	1.2	0.5
Trading Companies & Distributors	2.8	—	0.5
Transportation Infrastructure	—	1.7	—
Wireless Telecommunication Services	1.2	9.2	0.6
Subtotal	95.8	96.2	87.7
Foreign Government Obligations	—	—	6.5
Supranationals	—	—	0.7
US Municipal Bonds	—	—	0.6
US Treasury Securities	—	—	1.6
Short-Term Investments	3.6	3.5	2.7
Total Investments	99.4%	99.7%	99.8%

*	Industry classifications may be different than those used for compliance monitoring purposes.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Lazard Retirement Series, Inc.’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Retirement Series, Inc.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: November 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: November 17, 2017

By:	/s/ Christopher Snively
Christopher Snively
Chief Financial Officer

Date: November 17, 2017